Long-Term Debt - Total Debt (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument
Total long-term debt	$ 571,616	$ 577,915
Less: Deferred loan issuance costs	3,806	3,242
Total long-term debt, net	567,810	574,673
Less: Current portion of long-term debt	12,957	5,400
Add: Current portion of deferred loan issuance costs	1,035	821
Long-term debt, net	555,888	570,094
(i) Issued in April 2007 maturing in December, 2019 - $370,000 credit facility (the ''2007 credit facility'')
Debt Instrument
Total long-term debt	$ 185,975	250,850
Margin	3.00%
(ii) Issued in March, 2008 maturing in December, 2019 - 2008 credit facility
Debt Instrument
Total long-term debt	$ 181,641	233,065
Margin	3.00%
(iii) Issued in June 2011 maturing in March 2018 - $25,000 credit facility (the ''2011 credit facility'')
Debt Instrument
Total long-term debt	$ 14,000	19,000
Margin	3.25%
(iv) Issued in September 2013 maturing in December 2020 - 2013 credit facility
Debt Instrument
Total long-term debt	$ 190,000	$ 75,000
Margin	3.50%